Retirement Benefit Plans - Disclosure of Movements in Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Interest income	£ (7)	£ (5)	£ (18)
Return on plan assets (excluding amounts included in net interest expense)	246	(435)	(1,447)
Fair value of scheme assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	11,746	11,218
Interest income	289	310
Contributions paid by employer and scheme members	184	171
Contributions paid by fellow Banco Santander subsidiaries		12
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	(246)	435
Benefits paid	(433)	(392)
Ending balance	£ 11,532	£ 11,746	£ 11,218